Financial instruments - Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	¥ 50,343	¥ 51,512
Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	54,028	47,326
Recurring fair value measurement [member]
Assets:
Total assets	16,013,706	15,720,107
Liabilities:
Total liabilities	133,658	132,961
Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	50,343	51,512
Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	54,028	47,326
Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	6,450	5,656
Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	17,493	19,876
Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	5,344	8,591
Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	423,129	422,739
Financial assets designated to be measured at FVPL	1,021,309	1,285,920
Financial assets required to be measured at FVOCI	7,057,395	7,901,817
Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets required to be measured at FVPL	1,846	600
Financial assets designated to be measured at FVPL	13,945	16,038
Financial assets required to be measured at FVOCI	48,712	45,458
Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	27,316	16,910
Financial assets designated to be measured at FVPL	3,302	3,315
Financial assets required to be measured at FVOCI	882,652	911,163
Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	231,688	203,493
Financial assets designated to be measured at FVPL	39,472	35,895
Financial assets required to be measured at FVOCI	1,221,208	1,145,709
Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	14,914	8,892
Financial assets designated to be measured at FVPL	165,081	145,398
Financial assets required to be measured at FVOCI	301,119	332,389
Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVOCI	82,573	70,288
Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	619,372	427,989
Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	3,469,235	2,248,652
Financial assets designated to be measured at FVOCI	317,015	427,298
Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	49,619	43,844
Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	20,425	21,318
Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	2,379	4,982
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member]
Assets:
Total assets	110,509	78,990
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets designated to be measured at FVPL	4,302	1,001
Financial assets required to be measured at FVOCI	300
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets designated to be measured at FVPL	5,310	2,010
Financial assets required to be measured at FVOCI	550	1,369
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets designated to be measured at FVPL	3,302
Financial assets required to be measured at FVOCI	11,414	7,016
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets designated to be measured at FVPL	7,390
Investments And Advances In The Financial Services Segment Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets designated to be measured at FVPL	49,578	21,227
Financial assets required to be measured at FVOCI	28,363	46,367
Other Financial Assets Current [Member] | Recurring fair value measurement [member]
Assets:
Total assets	22,162	25,398
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	1,009	438
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	18,774	19,978
Other Financial Assets Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	2,379	4,982
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member]
Assets:
Total assets	15,239,597	15,002,508
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	423,129	422,739
Financial assets designated to be measured at FVPL	1,017,007	1,284,919
Financial assets required to be measured at FVOCI	7,057,095	7,901,817
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets required to be measured at FVPL	1,846	600
Financial assets designated to be measured at FVPL	8,635	14,028
Financial assets required to be measured at FVOCI	48,162	44,089
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	27,296	16,872
Financial assets designated to be measured at FVPL		3,315
Financial assets required to be measured at FVOCI	871,238	904,147
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	231,688	203,493
Financial assets designated to be measured at FVPL	32,082	35,895
Financial assets required to be measured at FVOCI	1,221,068	1,145,584
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	11,981	5,515
Financial assets designated to be measured at FVPL	115,503	124,171
Financial assets required to be measured at FVOCI	272,756	286,022
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVOCI	82,573	70,288
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	599,937	410,499
Investments And Advances In The Financial Services Segment Noncurrent [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	3,210,296	2,123,062
Financial assets designated to be measured at FVOCI	7,305	5,453
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member]
Assets:
Total assets	641,438	613,211
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	20	38
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVOCI	140	125
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	2,933	3,377
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	19,435	17,490
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	258,939	125,590
Financial assets designated to be measured at FVOCI	309,710	421,845
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	48,610	43,406
Other Financial Assets Non Current [Member] | Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	1,651	1,340
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member]
Liabilities:
Total liabilities	48,240	42,487
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	26,193	14,790
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	406	427
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	16,297	18,679
Other Financial Liabilities Current [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	5,344	8,591
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member]
Liabilities:
Total liabilities	85,418	90,474
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	24,150	36,722
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	54,028	47,326
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	6,044	5,229
Other Financial Liabilities Non current [Member] | Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	1,196	1,197
Level 1 [Member] | Recurring fair value measurement [member]
Assets:
Total assets	3,558,852	2,370,306
Liabilities:
Total liabilities	3,428	3,321
Level 1 [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	3,428	3,321
Level 1 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	39,363	30,100
Level 1 [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	3,451,655	2,236,646
Financial assets designated to be measured at FVOCI	67,834	103,270
Level 1 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL		290
Level 2 [Member] | Recurring fair value measurement [member]
Assets:
Total assets	11,922,016	12,709,655
Liabilities:
Total liabilities	25,859	30,802
Level 2 [Member] | Recurring fair value measurement [member] | Interest rate swap contract [member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	6,450	5,656
Level 2 [Member] | Recurring fair value measurement [member] | Foreign Exchange Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	17,493	19,876
Level 2 [Member] | Recurring fair value measurement [member] | Equity Contracts [Member] | Derivative Liabilities [Member]
Liabilities:
Financial liabilities required to be measured at FVPL	1,916	5,270
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese National Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	423,129	422,739
Financial assets designated to be measured at FVPL	1,021,309	1,285,920
Financial assets required to be measured at FVOCI	7,057,395	7,901,817
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese local government bonds [Member]
Assets:
Financial assets required to be measured at FVPL	1,846	600
Financial assets designated to be measured at FVPL	13,945	16,038
Financial assets required to be measured at FVOCI	48,712	45,458
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	27,296	16,872
Financial assets designated to be measured at FVPL	3,302	3,315
Financial assets required to be measured at FVOCI	743,804	739,541
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Government Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	192,325	173,393
Financial assets designated to be measured at FVPL	39,472	35,895
Financial assets required to be measured at FVOCI	1,221,208	1,145,709
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	11,981	5,515
Financial assets designated to be measured at FVPL	159,158	141,857
Financial assets required to be measured at FVOCI	266,362	307,717
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVOCI	60,565	29,697
Level 2 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	552,017	367,193
Level 2 [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	8,146	5,217
Level 2 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Interest rate swap contract [member]
Assets:
Financial assets required to be measured at FVPL	49,619	43,844
Level 2 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Foreign Exchange Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	20,425	21,318
Level 3 [Member] | Recurring fair value measurement [member]
Assets:
Total assets	532,838	640,146
Liabilities:
Total liabilities	104,371	98,838
Level 3 [Member] | Recurring fair value measurement [member] | Contingent consideration [member]
Liabilities:
Financial liabilities required to be measured at FVPL	50,343	51,512
Level 3 [Member] | Recurring fair value measurement [member] | Redeemable Non Controlling Interests [Member]
Liabilities:
Financial liabilities designated to be measured at FVPL	54,028	47,326
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Japanese Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	20	38
Financial assets required to be measured at FVOCI	138,848	171,622
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Foreign Corporate Bonds [Member]
Assets:
Financial assets required to be measured at FVPL	2,933	3,377
Financial assets designated to be measured at FVPL	5,923	3,541
Financial assets required to be measured at FVOCI	34,757	24,672
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Securitized Products [Member]
Assets:
Financial assets required to be measured at FVOCI	22,008	40,591
Level 3 [Member] | Recurring fair value measurement [member] | Debt securities [member] | Investment funds [member]
Assets:
Financial assets required to be measured at FVPL	67,355	60,796
Level 3 [Member] | Recurring fair value measurement [member] | Equity securities [member]
Assets:
Financial assets required to be measured at FVPL	9,434	6,789
Financial assets designated to be measured at FVOCI	249,181	324,028
Level 3 [Member] | Recurring fair value measurement [member] | Derivatives [member] | Equity Contracts [Member]
Assets:
Financial assets required to be measured at FVPL	¥ 2,379	¥ 4,692